Harbor Global Growth Fund
Harbor Global Growth Fund Fund Summary
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Global Growth Fund		Institutional Class	Administrative Class	Investor Class	Retirement Class
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		none	0.25%	0.25%	none
Other Expenses	[1]	0.30%	0.30%	0.42%	0.22%
Total Annual Fund Operating Expenses	[1]	1.05%	1.30%	1.42%	0.97%
Expense Reimbursement	[1],[2]	(0.15%)	(0.15%)	(0.15%)	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1],[2]	0.90%	1.15%	1.27%	0.82%
[1]	Restated to reflect current fees.
[2]	The Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.90%, 1.15%, 1.27% and 0.82% for the Institutional Class, Administrative Class, Investor Class and Retirement Class, respectively, through February 28, 2018. Only the Fund's Board of Trustees may modify or terminate this agreement.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Global Growth Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	92	319	565	1,269
Administrative Class	117	397	699	1,555
Investor Class	129	435	762	1,689
Retirement Class	84	294	522	1,176

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund's performance. The Fund's portfolio turnover rate in the most recent fiscal year was 76%.

Principal Investment Strategy

The Fund invests primarily in common stocks of a limited number of U.S. and foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size that are economically tied to any countries or markets throughout the world, including companies economically tied to emerging markets. Under normal market conditions, the Fund invests significantly (generally, at least 40% of its net assets) in the securities of issuers economically tied to foreign countries (unless market conditions are not deemed favorable by the Subadviser, in which case the Fund generally will invest less than 40%, but at least 30%, of its assets in such foreign securities). The Fund will invest its assets in various regions and countries, including the U.S., that encompass not less than three different countries overall.

In selecting investments for the Fund, the Subadviser uses an approach that emphasizes the selection of what the Subadviser believes are stocks of high-quality companies with compelling potential for long-term capital appreciation. The investment approach combines "top-down" macro-economic analysis with "bottom-up" company and security analysis. The "top-down" approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, monetary policy, fiscal policy, currency movements, demographic trends, the regulatory environment, and the global competitive landscape. The Subadviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends. Through this "top-down" analysis, the Subadviser seeks to create a strategic backdrop for actual portfolio construction by identifying sectors, industries and companies that may benefit from the overall trends the Subadviser has observed.

In the bottom-up analysis, the Subadviser looks for individual companies or securities (including, without limitation, equity securities and fixed or variable income securities) that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, the Subadviser may focus on any number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its market-share position, franchise durability, and pricing power; solid fundamentals (e.g., a strong balance sheet, improving profit margins and returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable current valuations in the context of projected growth rates and peer group comparisons; current income; and other positive, transformational catalysts or indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" company and security analysis.

As part of this fundamental, "bottom-up" research, the Subadviser may visit with a company's management and conduct other research to gain thorough knowledge of the company. The Subadviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Subadviser in projecting potential earnings growth, current income and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company's past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

The core investments of the Fund (i.e., the primary investments held by the Fund over time) generally may include established companies and securities that are expected to offer long-term growth potential. However, the Fund's portfolio also may typically include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing positive transformational change in their business model, such as, without limitation, the introduction of a new product, the appointment of a new management team, or a merger or acquisition.

The Subadviser may reduce or sell the Fund's investments in portfolio securities if, in the opinion of the Subadviser, a security's fundamentals change substantially, its price appreciation leads to overvaluation in relation to the Subadviser's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential or current income potential, more attractive investment opportunities appear elsewhere, or for other reasons.

Principal Risks

There is no guarantee that the investment objective of the Fund will be achieved. Stocks fluctuate in price and the value of your investment in the Fund may go down. This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options. Principal risks impacting the Fund include:

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event, such as an unfavorable earnings report, may depress the value of a particular issuer's stock.

Growth Style Risk: Over time, a growth oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.

Selection Risk: The Subadviser's judgment about the attractiveness, value and growth potential of a particular security may be incorrect. The Subadviser potentially will be prevented from executing investment decisions at an advantageous time or price as a result of any domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations.  Thus, investments that the Subadviser believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by the Subadviser and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.

Foreign Securities Risk: Because the Fund invests primarily in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund's foreign holdings can be affected by currency exchange rates and exchange control regulations. The Fund's investments in foreign securities may also be subject to foreign withholding taxes.

Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.

Emerging Market Risk: Foreign securities risks are more significant in emerging market countries. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. Securities exchanges in emerging markets may suspend listed securities from trading for substantially longer periods of time than exchanges in developed markets, including for periods of a year or longer. If the Fund is holding a suspended security, that security would become completely illiquid as the Fund would not be able to dispose of the security until the suspension is lifted. In such instances, it can also be difficult to determine an appropriate valuation for the security because of a lack of trading and uncertainty as to when trading may resume.

Limited Number of Holdings Risk: Because the Fund may invest in a limited number of companies, an adverse event affecting a particular company may hurt the Fund's performance more than if it had invested in a larger number of companies.

Performance

The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund's average annual total returns of the share classes presented compared to the returns of the Fund's benchmark index, which includes securities with investment characteristics similar to those held by the Fund. Please note that the Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund's website at harborfunds.com or call 800-422-1050.

Calendar Year Total Returns for Institutional Class Shares

During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:
	Total Returns	Quarter/Year
Best Quarter	21.97%	Q1 2012
Worst Quarter	-21.13%	Q3 2011

Average Annual Total Returns — As of December 31, 2016
Average Annual Total Returns - Harbor Global Growth Fund		One Year	Annualized Five Years	Annualized Ten Years	Annualized Since Inception	Inception Date
Institutional Class		(4.61%)	11.59%		15.93%	Mar. 01, 2009
Institutional Class | After Taxes on Distributions		(4.61%)	10.08%		14.22%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares		(2.61%)	9.10%		12.91%
Administrative Class		(4.85%)	11.31%		15.64%	Mar. 01, 2009
Investor Class		(4.93%)	11.19%		15.50%	Mar. 01, 2009
Retirement Class	[1]	(4.57%)	11.60%		15.93%	Mar. 01, 2016
MSCI All Country World (ND) (reflects no deduction for fees, expenses or taxes)	[2]	7.86%	9.36%		13.32%
[1]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[2]	Retirement Since Inception return based on the inception date of the Institutional Class shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder's individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. In some cases, average annual total return "After Taxes on Distributions and Sale of Fund Shares" may exceed the return "Before Taxes" and/or "After Taxes on Distributions" due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Administrative, Investor and Retirement Class of shares will vary.